COMMITMENTS (Details)				9 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 19, 2020 USD ($) $ / shares shares	Jun. 04, 2020 item shares	Sep. 30, 2020 $ / shares
COMMITMENTS
Number of demands to company to register securities | item			2
Period for exercise of right for registration of securities			3 months
Underwriters option period			45 days
Period granted for right of first refusal				15 months
Minimum percentage of right of refusal to act as lead underwriters or co-managers.	30.00%			30.00%
Percentage of right of refusal for a three handed deal	20.00%			20.00%
Maximum period for right of for				3 years
Merger Agreement | Playboy Enterprises, Inc.
COMMITMENTS
Aggregate consideration | $	$ 381,300,000
Shares issued | shares	23,920,000
Issue price of a share | $ / shares	$ 10.00			$ 10.00
Maximum amount of net debt as a consideration | $	$ 142,100,000
Number of shares taken as an adjustment for closing payment shares issuable | shares	1
Amount of increment for each share taken as an adjustment for closing payment shares issuable | $ / shares	$ 10.00
Maximum amount of increment per share for which adjustment to closing payment shares not required | $ / shares	$ 9.99
Over allotment option
COMMITMENTS
Additional units offered | shares			750,000
Number of units exercised | shares		749,800
Price per unit | $ / shares		$ 10.00
Number of units forfeited | shares		200
Deferred fee per unit | $ / shares		$ 0.35
Deferred fee | $		$ 2,012,430